Note 7 - Loans Receivable, Net and Allowance for Credit Losses	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Financing Receivables [Text Block]

Note 7 – Loans Receivable, Net and Allowance for Credit Losses

The composition of net loans receivable is as follows (in thousands):

	December 31,
	2023	2022
Real estate loans:
One-to-four family residential:
Owner occupied	$22,885	$18,070
Non-owner occupied	40,455	39,315
Total one-to-four family residential	63,340	57,385
Multi-family (five or more) residential	46,680	46,909
Commercial real estate	331,174	333,540
Construction	35,585	28,938
Home equity	6,162	4,918
Total real estate loans	482,941	471,690

Commercial business	127,868	159,069
Other consumer	69	2
Total Loans	610,878	630,761

Deferred loan fees and costs	(771)	(1,219)
Allowance for credit losses	(6,758)	(7,678)
Net Loans	$603,349	$621,864

The following table summarizes designated internal risk categories by portfolio segment and loan class, by origination year, as of December 31, 2023 (in thousands):

	Term Loans Amortized Cost by Origination Year
As of December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total
One-to-four family residential owner occupied Risk rating
Pass	$6,044	$8,574	$3,840	$1,850	$571	$2,006	$-	$22,885
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential owner occupied	$6,044	$8,574	$3,840	$1,850	$571	$2,006	$-	$22,885
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
One-to-four family residential non- owner occupied Risk rating
Pass	$2,195	$7,153	$12,362	$3,268	$1,026	$14,451	$-	$40,455
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total one-to-four family residential non-owner occupied	$2,195	$7,153	$12,362	$3,268	$1,026	$14,451	$-	$40,455
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Multi-family residential Risk rating
Pass	$1,566	$15,542	$13,853	$4,483	$2,386	$8,850	$-	$46,680
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total multi-family residential	$1,566	$15,542	$13,853	$4,483	$2,386	$8,850	$-	$46,680
Current period gross charge-offs	$-	$-	$-	$-	$-	$2	$-	$2
Commercial real estate Risk rating
Pass	$61,338	$121,006	$64,684	$26,631	$16,571	$38,897	$1,996	$331,123
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	51	-	-	51
Doubtful	-	-	-	-	-	-	-	-
Total commercial real estate	$61,338	$121,006	$64,684	$26,631	$16,622	$38,897	$1,996	$331,174
Current period gross charge-offs	$-	$-	$-	$134	$-	$-	$-	$134
Construction Risk rating
Pass	$14,777	$11,244	$7,417	$-	$-	$-	$-	$33,438
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	2,147	-	2,147
Doubtful	-	-	-	-	-	-	-	-
Total construction	$14,777	$11,244	$7,417	$-	$-	$2,147	$-	$35,585
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-

	Term Loans Amortized Cost by Origination Year
As of December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving Loans Amortized Cost Basis	Total
Home equity Risk rating
Pass	$1,062	$35	$122	$-	$-	$205	$4,738	$6,162
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total home equity	$1,062	$35	$122	$-	$-	$205	$4,738	$6,162
Current period gross charge-offs	$-	$-	$-	$-	$-	$-	$-	$-
Commercial business Risk rating
Pass	$6,441	$69,913	$27,022	$4,324	$1,955	$1,109	$13,593	$124,357
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	1,946	-	1,242	323	-	3,511
Doubtful	-	-	-	-	-	-	-	-
Total commercial business	$6,441	$69,913	$28,967	$4,324	$3,197	$1,433	$13,593	$127,868
Current period gross charge-offs	$-	$29	$613	$97	$-	$-	$-	$739
Other consumer Risk rating
Pass	$69	$-	$-	$-	$-	$-	$-	$69
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total other consumer	$69	$-	$-	$-	$-	$-	$-	$69
Current period gross charge-offs Total	$-	$-	$-	$-	$-	$-	$-	$-
Pass	$93,492	$233,467	$129,300	$40,556	$22,509	$65,518	$20,327	$605,169
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	1,946	-	1,293	2,470	-	5,709
Doubtful	-	-	-	-	-	-	-	-
Total	$93,492	$233,467	$131,246	$40,556	$23,802	$67,988	$20,327	$610,878
Current period gross charge-offs	$-	$29	$613	$231	$-	$2	$-	$875

The information presented in the table above is not required for periods prior to the adoption of ASU 326. The following table presents the most comparable required information for the prior period, internal credit risk ratings for the indicated loan class segments as of December 31, 2022 (in thousands):

	December 31, 2022
	Pass	Special Mention	Substandard	Doubtful	Total
One-to-four family residential owner occupied	$17,663	$407	$-	$-	$18,070
One-to-four family residential non-owner occupied	39,315	-	-	-	39,315
Multi-family residential	45,201	-	1,708	-	46,909
Commercial real estate	333,406	-	134	-	333,540
Construction	28,938	-	-	-	28,938
Home equity	4,918	-	-	-	4,918
Commercial business	153,746	2,908	2,415	-	159,069
Other consumer	2	-	-	-	2
Total	$623,189	$3,315	$4,257	$-	$630,761

The following table presents non-accrual loans by classes of the loan portfolio as of December 31, 2023 and December 31, 2022 (in thousands):

	December 31, 2023					December 31, 2022
	Non-accrual loans
	With a Related Allowance	Without a Related Allowance	Total	90 Days or More Past Due and Accruing	Total Non-Performing	Total Non-Accrual Loans
One-to-four family residential owner occupied	$-	$-	$-	$401	$401	$-
Multi-family residential	-	-	-	-	-	1,708
Commercial real estate	-	51	51	-	51	134
Commercial business	-	-	-	-	-	97
Total	$-	$51	$51	$401	$452	$1,939

The following table presents impaired loans by class, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary as of December 31, 2022 as well as the average recorded investment and related interest income for the year then ended (in thousands):

	December 31, 2022
With no related allowance recorded:	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
One-to-four family residential owner occupied	$-	$-	$-	$-	$-
One-to-four family residential non-owner occupied	7	9	-	7	-
Multi-family residential	1,708	1,722	-	1,708	-
Commercial real estate	129	129	-	130	12
Construction	-	-	-	-	-
Home equity	-	-	-	-	-
Commercial business	-	-	-	-	-
Other consumer	-	-	-	-	-

With an allowance recorded:
One-to-four family residential owner occupied	$-	$-	$-	$-	$-
One-to-four family residential non-owner occupied	-	-	-	-	-
Multi-family residential	-	-	-	-	-
Commercial real estate	134	134	118	136	9
Construction	-	-	-	-	-
Home equity	-	-	-	-	-
Commercial business	97	97	97	102	6
Other consumer	-	-	-	-	-

Total:
One-to-four family residential owner occupied	$-	$-	$-	$-	$-
One-to-four family residential non-owner occupied	7	9	-	7	-
Multi-family residential	1,708	1,722	-	1,708	-
Commercial real estate	263	263	118	266	21
Construction	-	-	-	-	-
Home equity	-	-	-	-	-
Commercial business	97	97	97	102	6
Other consumer	-	-	-	-	-
Total	$2,075	$2,091	$215	$2,083	$27

Prior to the adoption of ASU 2022-02, Financial Instruments—Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures, the Company had granted a variety of concessions to borrowers in the form of loan modifications that were considered troubled debt restructuring (TDR)s. At December 31, 2022, the Company had two loans totaling $136,000 that were identified as troubled debt restructurings. Both of these loans were performing in accordance with their modified terms as of December 31, 2022. During the year ended December 31, 2023, no new loans were identified as TDRs. Any reserve for an impaired TDR loan is based upon the present value of the future expected cash flows discounted at the loan’s original effective rate or upon the fair value of the collateral less costs to sell, if the loan is deemed collateral dependent. At December 31, 2022 there were no commitments to lend additional funds to debtors whose loan terms have been modified as TDRs.

As of December 31, 2023, there were no loans whose terms were modified for borrowers who may be experiencing financial difficulties.

Following is a summary, by loan portfolio class, of changes in the allowance for credit losses for the year ended December 31, 2023  (in thousands):

	December 31, 2023
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for credit losses:
Beginning balance	$123	$295	$451	$3,750	$304	$33	$2,422	$300	$7,678
Impact of ASU 326	-	-	-	-	-	-	-	-	-
Charge-offs	-	-	(2)	(134)	-	-	(739)	-	(875)
Recoveries	-	-	-	-	-	-	-	-	-
Provision(1)	30	(76)	(29)	(832)	279	28	855	(300)	(45)
Ending balance	$153	$219	$420	$2,784	$583	$61	$2,538	$-	$6,758

(1)

Provision included in the table only includes the portion related to loans receivable. For the year ended December 31, 2023, the total recovery of credit losses of $157,000 includes a recovery of $202,000 for off balance sheet credit exposure, which is reflected in other liabilities on the Consolidated Balance Sheet.

The Bank allocated decreased allowance for credit loss provisions to the commercial real estate loan portfolio class for the year ended December 31, 2023, due primarily to changes in qualitative factors in this portfolio class. The Bank allocated increased allowance for credit loss provisions to the commercial business loan portfolio class for the year ended December 31, 2023, due primarily to changes in qualitative factors in this portfolio class. The Bank allocated increased allowance for credit loss provisions to the construction loan portfolio class for the year ended December 31, 2023, due primarily to changes in qualitative and quantitative factors in this portfolio class.

Following is a summary, by loan portfolio class, of changes in the allowance for loan losses for the year ended December 31, 2022 and recorded investment in loans receivable based on impairment evaluation as of December 31, 2022 (in thousands):

	December 31, 2022
	1-4 Family Residential Owner Occupied	1-4 Family Residential Non-Owner Occupied	Multi-Family Residential	Commercial Real Estate	Construction	Home Equity	Commercial Business and Other Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$73	$292	$249	$2,475	$119	$29	$1,625	$400	$5,262
Charge-offs	-	-	-	-	-	-	(59)	-	(59)
Recoveries	-	-	-	-	-	-	-	-	-
Provision	50	3	202	1,275	185	4	856	(100)	2,475
Ending balance	$123	$295	$451	$3,750	$304	$33	$2,422	$300	$7,678

Ending balance evaluated for impairment:
Individually	$-	$-	$-	$118	$-	$-	$97	$-	$215
Collectively	$123	$295	$451	$3,632	$304	$33	$2,325	$300	$7,463
Loans receivable:
Ending balance	$18,070	$39,315	$46,909	$333,540	$28,938	$4,918	$159,071		$630,761

Ending balance evaluated for impairment:
Individually	$-	$7	$1,708	$263	$-	$-	$97		$2,075
Collectively	$18,070	$39,308	$45,201	$333,277	$28,938	$4,918	$158,974		$628,686

The Bank allocated increased allowance for loan loss provisions to the commercial real estate loan portfolio class for the year ended December 31, 2022, due primarily to changes in qualitative and quantitative factors in this portfolio class. The Bank allocated increased allowance for loan loss provisions to the commercial business loan portfolio class for the year ended December 31, 2022, due primarily to changes in quantitative factors in this portfolio class. The Bank allocated increased allowance for loan loss provisions to the multi-family loan portfolio class for the year ended December 31, 2022, due primarily to changes in qualitative and quantitative factors in this portfolio class.

The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the loans receivable as determined by the length of time a recorded payment is past due. The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2023 and December 31, 2022 (in thousands):

	December 31, 2023
	30-89 Days Past Due	90 Days or More Past Due	Current	Total Loans Receivable
One-to-four family residential owner occupied	$136	$401	$22,348	$22,885
One-to-four family residential non-owner occupied	256	-	40,199	40,455
Multi-family residential	175	-	46,505	46,680
Commercial real estate	3,944	-	327,230	331,174
Construction	-	-	35,585	35,585
Home equity	403	-	5,759	6,162
Commercial business	-	-	127,868	127,868
Other consumer	-	-	69	69
Total	$4,914	$401	$605,562	$610,878

	December 31, 2022
	30-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable	Loans Receivable 90 Days or More Past Due and Accruing

One-to-four family residential owner occupied	$407	$-	$407	$17,663	$18,070	$-
One-to-four family residential non-owner occupied	23	-	23	39,292	39,315	-
Multi-family residential	-	1,708	1,708	45,201	46,909	-
Commercial real estate	2,895	134	3,029	330,511	333,540	-
Construction	2,062	-	2,062	26,876	28,938	-
Home equity	39	-	39	4,879	4,918	-
Commercial business	10	97	107	158,962	159,069	51
Other consumer	-	-	-	2	2	-
Total	$5,436	$1,939	$7,375	$623,386	$630,761	$51

Non-performing loans, which consist of non-accruing loans plus accruing loans 90 days or more past due, amounted to $452,000 and $2.0 million at December 31, 2023 and 2022, respectively. For the delinquent loans in our portfolio, we have considered our ability to collect the past due interest, as well as the principal balance of the loan, in order to determine whether specific loans should be placed on non-accrual status. In cases where our evaluations have determined that the principal and interest balances are collectible, we have continued to accrue interest.

For the years ended December 31, 2023 and 2022 there was no interest income recognized on non-accrual loans on a cash basis. Interest income foregone on non-accrual loans was approximately $9,000 for the year ended December 31, 2023 and $167,000 for the year ended December 31, 2022.